ALLOWANCE FOR LOAN LOSSES (Schedule of Changes in the Allowance for Loan Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Summary of the changes in the allowance for loan losses:
ALLL balance at July 1	$ 468	$ 418	$ 360
Provision for loan losses	80	50	58
Loans charged off
ALLL balance at June 30	$ 548	$ 468	$ 418